Consolidated Statements of Cash Flows - CHF (SFr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Cash Flows
Net profit / (loss) for the period	SFr (6,728,246)	SFr 7,055,787	SFr (10,556,227)	[1]
Adjustments for:
Net gain on Neurosterix Transaction	(114,342)	(13,943,595)
Fair value of services received at zero cost recorded as income	(141,018)
Fair value of services received at zero cost recorded as other operating costs	141,018
Value of share-based services	70,820	502,964	1,794,467
Post-employment benefits	(7,218)	(95,219)	(62,643)
Share of the net loss of associates	4,012,443	2,177,157
Depreciation	8,472	260,120	305,952
Net gain related to lease modification		(2,770)	(318)
Finance cost / (income) net	37,607	(99,628)	312,602
Decrease / (increase) in other financial assets	1,366	(5,648)	2,317
Decrease / (increase) in trade and other receivables	(4,574)	93,107	306,514
Decrease in contract asset		40,907	140,534
Decrease / (increase) in prepayments	153,354	(164,284)	53,386
Decrease / (increase) in other current assets	7,967	(7,967)
Increase / (decrease) in payables and accruals	391,234	(1,146,084)	(613,205)
Decrease in deferred income		(38,401)	324,210
Net cash used in operating activities	(2,171,117)	(5,373,554)	(7,992,411)
Cash flows from / (used in) investing activities
Consideration from Neurosterix Transaction	114,342	5,119,754
Legal fees paid for Neurosterix Transaction		(473,270)
Investment in Stalicla SA - preferred shares	(285,962)
Investment in Stalicla SA - derivative financial instruments	(509,067)
Purchase of property, plant and equipment	0	(1,273)	(6,842)
Net cash from/(used in) investing activities	(680,687)	4,645,211	(6,842)
Cash flows from financing activities
Sale of treasury shares	1,228,733	240,899	2,350,512
Cost paid on sale of treasury shares	(28,850)	(25,782)	(48,051)
Cost of treasury share issuance	(6,292)		(53,600)
Proceeds from the exercise of pre-funded warrants			3,418,240
Costs paid on exercise of pre-funded warrants		(36,457)	(163,069)
Principal element of lease payment	(7,306)	(73,688)	(281,793)
Interest received		9,165	63,964
Interest paid	(2,421)	(9,219)	(21,607)
Net cash from financing activities	1,183,864	104,918	5,264,596
Decrease in cash and cash equivalents	(1,667,940)	(623,425)	(2,734,657)
Cash and cash equivalents at beginning of the year	3,341,738	3,865,481	6,957,086
Exchange difference on cash and cash equivalents	(35,186)	99,682	(356,948)
Cash and cash equivalents at end of the year	SFr 1,638,612	SFr 3,341,738	SFr 3,865,481

[1]	The comparative information has been re-presented due to discontinued operations that have been reclassed to the financial line called “Net profit or loss from discontinued operations” (note 23). In the other sections of these consolidated financial statements an asterisk will indicate where comparative information has been re-presented